Expense Example - HCM Hedged Equity ETF - HCM Hedged Equity ETF	Jul. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	$ 428